Expense Example - Short-Term Treasury Portfolio - Class I	Jun. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	$ 1,434